DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

February 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Emerging Markets Fixed Income Fund, DWS High Conviction Global Bond Fund and DWS Global Small Cap Fund (the “Funds”) (formerly Deutsche Emerging Markets Fixed Income Fund, Deutsche High Conviction Global Bond Fund and Deutsche Global Small Cap Fund, respectively), each a series of Deutsche DWS Global/International Fund, Inc. (the “Corporation”) (formerly Deutsche Global/International Fund, Inc.) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 163 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 30, 2019.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.